Investments (excluding Consolidated Investment Entities) - Debt Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Without single maturity date, Amortized Cost	$ 9,908.2
Without single maturity date, Fair Value	10,875.8
Percentage collateralized of mortgage backed securities including interest-only strip or principal-only strip	38.30%	33.10%
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Without single maturity date, Amortized Cost	1,883.1
Without single maturity date, Fair Value	1,926.7
Fixed maturities, including securities pledged, Amortized Cost	1,883.1	2,536.4
Fixed maturities, including securities pledged	1,926.7	2,564.6
Fixed maturities
Available-for-sale Securities, Including Securities Pledged [Line Items]
One year or less, Amortized Cost	2,104.7
One year or less, Fair Value	2,153.6
After one year through five years, Amortized Cost	13,588.4
After one year through five years, Fair Value	14,397.4
After five years through ten years, Amortized Cost	20,970.4
After five years through ten years, Fair Value	21,303.4
After ten years, Amortized Cost	20,972.2
After ten years, Fair Value	22,061.9
Fixed maturities, including securities pledged, Amortized Cost	69,427.0	67,196.7
Fixed maturities, including securities pledged	$ 72,718.8	$ 75,287.1